Commitments and Contingencies	12 Months Ended
Jul. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 — COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Group is a party to various legal actions arising in the ordinary course of business. The Group accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Group’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate to have a material adverse impact on the Group’s consolidated financial position, results of operations and cash flows. The Group currently does not have any material legal proceedings.

Contingency gain – recovery from MTGOX bankruptcy proceedings

In the year ended July 31, 2025, the Group recognized a one-time gain of $4.7 million in connection with the recovery of a bankruptcy claim. The gain relates to cryptocurrency originally purchased by Mr. Sasaki on behalf of CTW Japan in 2013 through MTGOX Co., Ltd. in Japan. In 2014, MTGOX Co., Ltd. filed for bankruptcy and the Group lost access to the cryptocurrency. At that time, the Group fully impaired the carrying value of the related assets and no amounts remained recorded on the Group’s consolidated balance sheet since the year ended July 31, 2014.

Following the commencement of bankruptcy proceedings by the Tokyo District Court in 2014, the Group pursued recovery through the trustee-administered process. During the year ended July 31, 2025, CTW Japan received cash proceeds of JPY 700 million (approximately $4.7 million), which represented CTW Japan’s approved claim in the bankruptcy estate. Because the related crypto assets had previously been fully impaired, the cash recovery was recognized in full as a gain in the consolidated statement of comprehensive income for the year ended July 31, 2025.

Management considers this gain to be non-recurring and not indicative of the Group’s ongoing results of operations. Accordingly, the gain is presented as a contingency gain and recorded as “Contingent gain on recovery of previously impaired assets” in “Other income (expense), net” in the consolidated statement of comprehensive income.